Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 830,569	$ 511,888	$ 391,464	$ 206,926
Restricted Cash - Current	(692)	(3,673)	(691)	(3,714)
Restricted Cash - long-term	0	0	0	(3,135)
Cash, cash equivalents, and restricted cash	$ 831,261	$ 515,561	$ 392,155	$ 213,775